Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Research and Development Expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Employee expenses	8,362	7,902	7,007
Travel & Living	486	467	359
Clinical study costs	4,713	4,987	3,901
Preclinical study costs	3,711	2,680	1,820
Process development and scale-up	3,765	2,187	3.319
Consulting fees	675	1,522	1,429
IP filing and maintenance fees	260	474	564
Share-based payments	813	1,264	862
Depreciation	1,444	848	1,488
Rent and utilities	746	668	382
Delivery systems	53	117	430
External collaborations	—	—	812
Others	168	461	535

Total R&D expenses	25,196	23,577	22,908

Summary of General and Administrative Expenses
General and administrative expenses

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Employee expenses	3,542	3,312	2,630
Share-based payments	1,962	2,331	1,707
Rent & Insurances	625	1,097	1,053
Communication & Marketing	607	676	761
Consulting fees	1,532	2,192	2,227
Travel & Living	331	253	211
Post employment benefits	(33)	(3)	—
Depreciation	345	267	229
Other	159	263	490

Total General and administration	9,070	10,387	9,310

Summary of Non-recurring Operating Income and Expenses

(€‘000)	For the year ended 31 December
	2019	2018	2017
Amendment of Celdara Medical and Dartmouth College agreements			(24,341)
C-Cure IP asset impairment expense	—	—	(6,045)
C-Cure RCA reversal income	—	—	5,356
Corquest IP asset impairment expenses	—	—	(1,244)

Write-off C-Cure and Corquest assets and derecognition of related liabilities	—	—	(1,932)